Investment Portfolio - March 31, 2026

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS - 92.8%
FHLMC Multifamily VRD Certificates, Series ML-3, Revenue Bond, 4.641%, 10/25/2040[2]	2,000,000	$2,025,117
Freddie Mac Multifamily M.L. Certificates, Series ML19, Class A, 4.033%, 12/25/2036[2]	2,127,530	2,111,737
		4,136,854
ALASKA - 0.3%
Alaska Municipal Bond Bank Authority, School Impt., Series ONE, Revenue Bond, 5.000%, 12/1/2031	500,000	554,930

ARIZONA - 0.3%
Pinal County Unified School District No. 21 Coolidge
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2032	175,000	193,866
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2033	130,000	144,055
School Impt., Series C, G.O. Bond, AGC, 5.000%, 7/1/2035	150,000	166,640
		504,561
COLORADO - 0.4%
Denver Wastewater Management Division Department of Public Works, Public Impt., Revenue Bond, 5.000%, 11/1/2029	750,000	792,054

DISTRICT OF COLUMBIA - 4.3%
District of Columbia
Public Impt., Series A, G.O. Bond, 5.000%, 10/15/2036	1,265,000	1,324,889
Public Impt., Series A, G.O. Bond, 5.000%, 1/1/2041	2,000,000	2,147,187
District of Columbia Income Tax School Impt., Series A, Revenue Bond, 5.000%, 7/1/2041	1,115,000	1,195,236
School Impt., Series A, Revenue Bond, 5.000%, 7/1/2042	1,895,000	2,011,085
District of Columbia Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond, 5.000%, 10/1/2047	1,000,000	1,029,548
		7,707,945
FLORIDA - 6.1%
Broward County, Water & Sewer Utility, Sewer Impt., Series A, Revenue Bond, 5.000%, 10/1/2038	4,000,000	4,207,477
Central Florida Expressway Authority Highway Impt., Senior Lien, Series D, Revenue Bond, 5.000%, 7/1/2033	825,000	904,470
Senior Lien, Revenue Bond, 5.000%, 7/1/2027	500,000	514,654
Senior Lien, Revenue Bond, 5.000%, 7/1/2038	530,000	547,020
Florida Department of Transportation Turnpike System, Series B, Revenue Bond, 2.500%, 7/1/2026	505,000	503,961
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Fort Lauderdale, Public Impt., Series A, G.O. Bond, 5.000%, 7/1/2043	1,010,000	$1,068,676
JEA Electric System, Series A, Revenue Bond, 5.000%, 10/1/2028	1,000,000	1,056,887
Miami-Dade County, Revenue Bond, 5.000%, 4/1/2028	1,015,000	1,062,213
Tampa, Water & Wastewater System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 10/1/2034	950,000	1,056,586
		10,921,944
GEORGIA - 1.1%
Atlanta, Series A-1, G.O. Bond, 5.000%, 12/1/2042	800,000	857,661
Georgia, School Impt., Series A, G.O. Bond, 5.000%, 7/1/2033	1,000,000	1,102,742
		1,960,403
HAWAII - 2.2%
City & County of Honolulu, Transit Impt., Series E, G.O. Bond, 5.000%, 3/1/2027	2,000,000	2,046,681
Honolulu County, Series E, G.O. Bond, 5.000%, 9/1/2028	500,000	516,917
Maui County, Public Impt., G.O. Bond, 5.000%, 3/1/2034	1,305,000	1,418,047
		3,981,645
ILLINOIS - 5.1%
Bradley, Public Impt., Series A, G.O. Bond, 5.000%, 12/15/2030	1,185,000	1,292,668
Elgin, Water Utility Impt., G.O. Bond, 5.000%, 12/15/2036	1,310,000	1,442,901
Illinois State Toll Highway Authority Highway Impt., Series B, Revenue Bond, 5.000%, 1/1/2038	1,050,000	1,053,134
Series B, Revenue Bond, 5.000%, 1/1/2031	1,500,000	1,611,221
Kankakee Will Grundy Etc Counties Community College District No. 520 Kankakee, G.O. Bond, 5.000%, 12/1/2028	1,000,000	1,049,106
Lake in the Hills, Multiple Utility Impt., G.O. Bond, 5.000%, 12/15/2037	710,000	779,557
Rock Island County School District No. 41 Rock Island, School Impt., Series A, G.O. Bond, AGC, 5.000%, 1/1/2035	400,000	447,717
United City of Yorkville
Series B, G.O. Bond, 5.000%, 12/30/2028	200,000	211,856
Series B, G.O. Bond, 5.000%, 12/30/2029	175,000	188,367
Series B, G.O. Bond, 5.000%, 12/30/2030	175,000	190,900
Series B, G.O. Bond, 5.000%, 12/30/2031	300,000	330,869
Series B, G.O. Bond, 5.000%, 12/30/2032	225,000	250,018

Investment Portfolio - March 31, 2026

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
ILLINOIS (continued)
United City of Yorkville (continued)
Series B, G.O. Bond, 5.000%, 12/30/2033	260,000	$290,964
		9,139,278
INDIANA - 1.5%
Indiana Bond Bank, Series 1, Revenue Bond, 5.000%, 8/15/2036	2,000,000	2,202,311
Indianapolis Local Public Improvement Bond Bank, Correctional Facility Impt, Series A, Revenue Bond, 5.000%, 2/1/2030	500,000	530,471
		2,732,782
IOWA - 2.3%
Altoona, Series A, G.O. Bond, 5.000%, 6/1/2036	1,845,000	2,014,344
Des Moines, Stormwater Utility, Public Impt., Series B, Revenue Bond, 5.000%, 6/1/2031	865,000	939,287
Le Mars Community School District, School Impt., G.O. Bond, AGC, 5.000%, 6/1/2034	1,000,000	1,104,217
		4,057,848
KENTUCKY - 0.6%
Kenton County School District, School Impt., Series A, G.O. Bond, 5.000%, 6/1/2036	1,050,000	1,145,269

LOUISIANA - 0.3%
New Orleans, Sewer Impt., Series B, Revenue Bond, 5.000%, 6/1/2027	500,000	512,592

MAINE - 1.0%
Bar Harbor, Multiple Utility Impt., G.O. Bond, 5.000%, 10/15/2040	1,000,000	1,086,013
Maine Municipal Bond Bank, Highway Impt., Series A, Revenue Bond, 5.000%, 9/1/2027	675,000	697,898
		1,783,911
MARYLAND - 0.6%
Maryland, School Impt., Series A, G.O. Bond, 5.000%, 8/1/2035	1,000,000	1,070,187

MASSACHUSETTS - 2.9%
Commonwealth of Massachusetts, Transit Impt., Series C, G.O. Bond, 5.000%, 10/1/2047	5,000,000	5,176,676

MICHIGAN - 0.7%
Charter Township of White Lake
G.O. Bond, 5.000%, 3/1/2036	575,000	651,139
G.O. Bond, 5.000%, 3/1/2037	515,000	577,148
		1,228,287
MINNESOTA - 1.1%
Minnesota, Public Impt., Series A, G.O. Bond, 5.000%, 8/1/2036	1,970,000	2,053,656

MISSOURI - 1.0%
Clayton, G.O. Bond, 4.000%, 3/15/2028	510,000	524,768
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
MISSOURI (continued)
Fort Zumwalt School District, School Impt., G.O. Bond, BAM, 5.000%, 3/1/2033	1,260,000	$1,346,317
		1,871,085
NEBRASKA - 2.2%
Nebraska Public Power District, Series B, Revenue Bond, 5.000%, 1/1/2030	640,000	694,101
Omaha Public Power District
Electric Light & Power Impt., Series A, Revenue Bond, 5.000%, 2/1/2046	2,065,000	2,141,161
Series A, Revenue Bond, 5.000%, 2/1/2031	1,000,000	1,036,961
		3,872,223
NEVADA - 2.4%
Clark County, Public Impt., G.O. Bond, 5.000%, 11/1/2031	3,970,000	4,227,389

NEW YORK - 12.4%
Metropolitan Transportation Authority, Transit Impt., Green Bond, Series C-1, Revenue Bond, 4.750%, 11/15/2045	2,000,000	2,001,354
New York
Public Impt., Series D, G.O. Bond, 5.000%, 12/1/2042	1,500,000	1,529,230
Series D, Prerefunded Balance, G.O. Bond, 1.216%, 8/1/2026	125,000	123,852
Series D, Unrefunded Balance, G.O. Bond, 1.216%, 8/1/2026	1,075,000	1,065,393
New York City
Series B-1, G.O. Bond, 5.000%, 8/1/2027	1,600,000	1,651,084
Series E, G.O. Bond, 5.000%, 8/1/2026	1,905,000	1,919,064
New York City Municipal Water Finance Authority, Series EE, Revenue Bond, 5.000%, 6/15/2040	3,500,000	3,602,767
New York City Transitional Finance Authority Future Tax Secured, Series A-1, Revenue Bond, 5.000%, 8/1/2044	3,500,000	3,678,612
New York State Dormitory Authority, Public Impt., Series C, Revenue Bond, 5.652%, 2/15/2030	1,000,000	1,050,075
New York State Urban Development Corp., Correctional Facility Impt., Revenue Bond, 5.250%, 3/15/2038	5,000,000	5,476,759
		22,098,190
NORTH CAROLINA - 2.8%
Guilford County, Public Impt., Series B, G.O. Bond, 5.461%, 8/1/2030	1,400,000	1,429,489
Mecklenburg County, School Impt., Series A, G.O. Bond, 4.000%, 4/1/2030	2,500,000	2,528,236
North Carolina Housing Finance Agency, Series 60, Revenue Bond, 3.550%, 7/1/2036	1,000,000	966,863
		4,924,588

Investment Portfolio - March 31, 2026

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
NORTH DAKOTA - 2.8%
Fargo
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2038	2,235,000	$2,417,448
Public Impt., Series A, G.O. Bond, 5.000%, 5/1/2039	2,350,000	2,528,595
		4,946,043
OHIO - 3.1%
Hamilton County, Parking Facility Impt., Series A, G.O. Bond, 5.000%, 12/1/2037	1,000,000	1,073,335
Ohio, Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2041	1,845,000	1,987,868
Ohio Water Development Authority Sewer Impt., Revenue Bond, 5.000%, 12/1/2036	1,350,000	1,427,134
Sewer Impt., Revenue Bond, 5.000%, 12/1/2037	1,000,000	1,057,241
		5,545,578
OKLAHOMA - 1.2%
Tulsa County Independent School District No. 9 Union, School Impt., G.O. Bond, 4.000%, 4/1/2030	2,000,000	2,094,052

PENNSYLVANIA - 4.5%
Central Dauphin School District, G.O. Bond, 5.000%, 5/15/2037	500,000	545,755
Ephrata Area School District, School Impt., G.O. Bond, 5.000%, 3/1/2033	1,175,000	1,260,411
Garnet Valley School District, School Impt., G.O. Bond, 5.000%, 4/1/2034	940,000	1,022,024
Lancaster School District
Series A, G.O. Bond, BAM, 5.000%, 6/1/2032	500,000	555,810
Series A, G.O. Bond, BAM, 5.000%, 6/1/2034	1,000,000	1,113,578
Pennsylvania Turnpike Commission
Highway Impt., Series A, Revenue Bond, 5.000%, 12/1/2030	850,000	911,116
Revenue Bond, 5.000%, 12/1/2030	765,000	792,513
Series A-2, Revenue Bond, 5.000%, 6/1/2028	590,000	592,126
Philadelphia Gas Works Co., Revenue Bond, 5.000%, 10/1/2030	1,005,000	1,012,710
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM, 5.000%, 9/1/2032	300,000	325,715
		8,131,758
SOUTH CAROLINA - 0.5%
Charleston, Waterworks & Sewer System, Sewer Impt., Revenue Bond, 5.000%, 1/1/2044	850,000	876,644

TENNESSEE - 4.8%
Clarksville, Electric System, Revenue Bond, 5.000%, 9/1/2029	1,015,000	1,047,587
Knox County, Correctional Facility Impt., G.O. Bond, 4.000%, 6/1/2040	2,805,000	2,811,287
	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)
Metropolitan Government of Nashville & Davidson County
Electric Light & Power Impt., Series A, Revenue Bond, 5.000%, 5/15/2034	1,250,000	$1,358,373
Public Impt., G.O. Bond, 5.707%, 7/1/2034	2,000,000	2,071,769
Shelby County, Series A, G.O. Bond, 5.000%, 4/1/2035	1,250,000	1,273,472
		8,562,488
TEXAS - 6.9%
Dallas, Waterworks & Sewer System, Series C, Revenue Bond, 5.000%, 10/1/2028	1,715,000	1,812,548
Irving, Public Impt., G.O. Bond, 5.000%, 9/15/2032	3,030,000	3,340,628
Judson Independent School District, G.O. Bond, 5.000%, 2/1/2036	835,000	920,694
North Texas Municipal Water District Water System, Series A, Revenue Bond, 5.000%, 9/1/2027	1,500,000	1,549,926
San Antonio Water System, Water Utility Impt., Series A, Revenue Bond, 5.000%, 5/15/2032	1,075,000	1,120,905
Tarrant County, Highway Impt., G.O. Bond, 5.000%, 7/15/2036	2,300,000	2,489,374
Texas Municipal Gas Acquisition & Supply Corp. III
Revenue Bond, 5.000%, 12/15/2026	200,000	202,539
Revenue Bond, 5.000%, 12/15/2027	600,000	617,796
Revenue Bond, 5.000%, 12/15/2028	250,000	260,838
		12,315,248
UTAH - 0.6%
Utah Housing Corp., Series A, Revenue Bond, 2.900%, 1/1/2031	1,000,000	989,970

VIRGINIA - 1.1%
Chesterfield County, School Impt., Series B, G.O. Bond, 4.000%, 1/1/2041	2,000,000	2,000,201

WASHINGTON - 6.6%
Seattle, Municipal Light & Power, Electric Light & Power Impt., Revenue Bond, 5.000%, 7/1/2041	1,040,000	1,109,124
Tacoma, Electric System, Revenue Bond, 5.000%, 1/1/2046	1,030,000	1,063,312
Washington
School Impt., Series 2, G.O. Bond, 5.000%, 8/1/2043	1,000,000	1,056,437
School Impt., Series 2020A, G.O. Bond, 5.000%, 8/1/2032	4,255,000	4,546,711
School Impt., Series C, G.O. Bond, 5.000%, 2/1/2037	3,690,000	4,009,222
		11,784,806
WISCONSIN - 6.8%
Appleton Area School District, G.O. Bond, 5.000%, 3/1/2033	1,260,000	1,346,402

Investment Portfolio - March 31, 2026

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)
WISCONSIN (continued)
Cameron School District, School Impt., G.O. Bond, BAM, 5.000%, 4/1/2038	925,000	$999,553
Eau Claire Area School District, G.O. Bond, 5.000%, 4/1/2032	1,380,000	1,480,287
Fond Du Lac, Public Impt., Series A, G.O. Bond, 5.000%, 3/1/2031	2,565,000	2,738,816
Madison Metropolitan School District, School Impt., G.O. Bond, 5.000%, 3/1/2033	1,095,000	1,178,334
Pierce County, Series A, G.O. Bond, 5.000%, 3/1/2036	1,540,000	1,680,458
Union Grove Union High School District, School Impt., G.O. Bond, 5.000%, 3/1/2036	1,015,000	1,107,722
West Salem School District, School Impt., G.O. Bond, BAM, 5.000%, 4/1/2039	1,590,000	1,706,207
		12,237,779
TOTAL MUNICIPAL BONDS
(Identified Cost $168,368,016)		165,938,864

EXCHANGE-TRADED FUND - 2.6%
iShares National Muni Bond ETF
(Identified Cost $4,937,332)	43,351	4,601,708

U.S. TREASURY SECURITIES - 4.4%

U.S. Treasury Notes - 4.4%
U.S. Treasury Note
4.00%, 1/15/2027	1,000,000	1,001,953
1.50%, 1/31/2027	1,000,000	981,719
2.25%, 2/15/2027	1,000,000	987,109
4.125%, 2/15/2027	1,000,000	1,003,086
4.25%, 1/15/2028	1,000,000	1,007,110
3.50%, 1/31/2028	1,000,000	994,375
1.75%, 1/31/2029	1,000,000	944,531
2.625%, 2/15/2029	1,000,000	967,500

Total U.S. Treasury Notes
(Identified Cost $7,854,531)		7,887,383

TOTAL U.S. TREASURY SECURITIES
(Identified Cost $7,854,531)		7,887,383

SHORT-TERM INVESTMENT - 0.2%
Dreyfus Government Cash Management, Institutional Shares, 3.53%[3]
(Identified Cost $397,981)	397,981	397,981

TOTAL INVESTMENTS - 100.0%
(Identified Cost $181,557,860)		178,825,936
LIABILITIES, LESS OTHER ASSETS - (0.0%)#		(66,152)
NET ASSETS - 100.0%		$178,759,784

Investment Portfolio - March 31, 2026

(unaudited)

ETF - Exchange-Traded Fund

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corporation)

AGM (Assurance Guaranty Municipal Corp.)

BAM (Build America Mutual Assurance Co.)

The insurance does not guarantee the market value of the municipal bonds.

#Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2026.

3Rate shown is the current yield as of March 31, 2026.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Municipal Bonds	$165,938,864	$—	$165,938,864	$—
U.S. Treasury and other U.S. Government agencies	7,887,383	—	7,887,383	—
Exchange-traded fund	4,601,708	4,601,708	—	—
Short-Term Investment	397,981	397,981	—	—
Total assets	$178,825,936	$4,999,689	$173,826,247	$—

There were no Level 3 securities held by the Series as of December 31, 2025 or March 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.